Loss per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 09, 2023	Dec. 15, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss per Common Share [Abstract]
Dividends paid on common stock and Class A warrants			$ 0	$ 0	$ 3,101
Threshold beneficial ownership percentage			49.00%
Incremental shares attributable to share-based compensation arrangements (in shares)			0	0	0
Net loss			$ (17,862)	$ (1,977)	$ (326)
Comprehensive loss			(17,862)	(1,977)	(326)
Loss and comprehensive loss attributable to common stockholders			(19,729)	(6,707)	(2,674)
Less changes in fair value of warrants' liability			0	(6,222)	0
Net loss and comprehensive loss attributable to common stockholders for diluted loss per share purposes			$ (19,729)	$ (12,929)	$ (2,674)
Weighted average number of common stock, basic (in shares)			7,465,136	3,315,519	155,655
Effect of dilutive securities (in shares)			0	56,688	0
Weighted average number of common stock, diluted (in shares)			7,465,136	3,372,207	155,655
Loss per share, basic (in dollars per share)			$ (2.64)	$ (2.02)	$ (17.18)
Loss per share, diluted (in dollars per share)			$ (2.64)	$ (3.83)	$ (17.18)
Class A Warrants [Member]
Loss per Common Share [Abstract]
Dividends declared on common stock and Class A warrants			$ 0	$ 0
Dividends paid on common stock and Class A warrants					$ 1,012
Incremental shares attributable to warrants (in shares)			0	0	0
Less dividends on preferred stock and warrants			$ 0	$ 0	$ (1,012)
Class B Warrants [Member]
Loss per Common Share [Abstract]
Incremental shares attributable to warrants (in shares)			0	0	0
Private Placement Warrants [Member]
Loss per Common Share [Abstract]
Incremental shares attributable to warrants (in shares)			56,688
Series C Preferred Stock [Member]
Loss per Common Share [Abstract]
Dividends paid on preferred stock			$ 614	$ 1,121	$ 780
Less deemed dividend upon redemption of Preferred Stock			0	(2,549)	0
Less dividends on preferred stock and warrants			$ (681)	(991)	(950)
Series D Preferred Stock [Member]
Loss per Common Share [Abstract]
Shares redeemed (in shares)			97
Dividends declared on preferred stock, excluding amounts accrued in prior periods			$ 1,022	968	117
Dividends paid on preferred stock			1,022	968	117
Less deemed dividend upon redemption of Preferred Stock	$ (154)	$ (134)	(26)	(154)	(134)
Less dividends on preferred stock and warrants			(1,160)	(1,036)	(252)
Common Stock [Member]
Loss per Common Share [Abstract]
Dividends declared on common stock and Class A warrants			$ 0	$ 0
Dividends paid on common stock and Class A warrants					$ 2,089